Equity	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Equity	EQUITY
Accumulated Other Comprehensive Income (Loss)
AOCI represents the cumulative OCI items that are reported separate from net income and detailed on the Consolidated Statements of Operations and Comprehensive Income (Loss). Net unrealized investment gains (losses) are described in further detail in Note 2. The balance of and changes in each component of AOCI as of and for the years ended December 31, are as follows:

	Accumulated Other Comprehensive Income (Loss)
	Foreign Currency Translation Adjustment	Net Unrealized Investment Gains (Losses)(1)	Interest Rate Remeasurement of Future Policy Benefits	Gain (loss) from Changes in Non-Performance Risk on Market Risk Benefits	Total Accumulated Other Comprehensive Income (Loss)
	(in thousands)
Balance, December 31, 2019	$(7,917)	$289,359	$	$	$281,442
Change in OCI before reclassifications	599	327,819			328,418
Amounts reclassified from AOCI	0	7,074			7,074
Income tax benefit (expense)	(479)	(70,327)			(70,806)
Balance, December 31, 2020	(7,797)	553,925			546,128
Cumulative effect of adoption of ASU 2018-12	0	(81,364)	(155,255)	571,039	334,420
Change in OCI before reclassifications(2)	(3,891)	(185,492)	37,274	(435,232)	(587,341)
Amounts reclassified from AOCI	0	(24,994)	0	0	(24,994)
Income tax benefit (expense)(2)	414	44,256	(7,828)	91,399	128,241
Balance, December 31, 2021	(11,274)	306,331	(125,809)	227,206	396,454
Change in OCI before reclassifications(2)	(9,337)	(2,249,609)	310,351	1,440,307	(508,288)
Amounts reclassified from AOCI	0	(4,428)	0	0	(4,428)
Income tax benefit (expense)(2)	604	473,231	(65,174)	(302,464)	106,197
Balance, December 31, 2022	$(20,007)	$(1,474,475)	$119,368	$1,365,049	$(10,065)
(1)Includes cash flow hedges of $139 million, $40 million, and $(8) million as of December 31, 2022, 2021 and 2020, respectively.
(2)Amounts were adjusted for the implementation of ASU 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.

Reclassifications out of Accumulated Other Comprehensive Income (Loss)

	Year Ended December 31,
	2022	2021	2020
	(in thousands)
Amounts reclassified from AOCI(1)(2):
Net unrealized investment gains (losses):
Cash flow hedges—Currency/Interest rate(3)	$78,433	$28,508	$162
Net unrealized investment gains (losses) on available-for-sale securities	(74,005)	(3,514)	(7,236)
Total net unrealized investment gains (losses)(4)	4,428	24,994	(7,074)
Total reclassifications for the period	$4,428	$24,994	$(7,074)
(1)All amounts are shown before tax.
(2)Positive amounts indicate gains/benefits reclassified out of AOCI. Negative amounts indicate losses/costs reclassified out of AOCI.
(3)See Note 4 for additional information on cash flow hedges.
(4)See table below for additional information on unrealized investment gains (losses), including the impact on DAC and other costs, future policy benefits, policyholders’ account balances and other liabilities.
Net Unrealized Investment Gains (Losses)
Net unrealized investment gains (losses) on available-for-sale fixed maturity securities and certain other invested assets and other assets are included in the Company’s Consolidated Statements of Financial Position as a component of AOCI. Changes in these amounts include reclassification adjustments to exclude from OCI those items that are included as part of “Net income (loss)” for a period that had been part of OCI in earlier periods. The amounts for the periods indicated below, split between amounts related to net unrealized investment gains (losses) on available-for-sale fixed maturity securities on which an OTTI had been previously recognized, an allowance for credit losses has been recorded, and all other net unrealized investment gains (losses), are as follows:

	Net Unrealized Gains (Losses) on Available-for-Sale Fixed Maturity Securities on which an OTTI Loss has been Recognized	Net Unrealized Gains (Losses) on Investments on Available-for-Sale Fixed Maturity Securities on Which an Allowance for Credit Losses has been Recognized(1)	Net Unrealized Gains (Losses) on All Other Investments(2)	Other Costs(3)	Future Policy Benefits, Policyholders' Account Balances and Other Liabilities(4)	Income Tax Benefit (Expense)	Accumulated Other Comprehensive Income (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in thousands)
Balance, December 31, 2019	$1,568	$0	$423,612	$423,227	$(482,134)	$(76,914)	$289,359
Reclassification due to implementation of ASU 2016-13(5)	(1,568)	0	1,568	0	0	0	0
Net investment gains (losses) on investments arising during the period	0	616	416,479	0	0	(87,588)	329,507
Reclassification adjustment for (gains) losses included in net income	0	0	7,074	0	0	(1,486)	5,588
Reclassification due to allowance for credit losses recorded during the period	0	(616)	616	0	0	0	0
Impact of net unrealized investment (gains) losses	0	0	0	776,821	(866,097)	18,747	(70,529)
Balance, December 31, 2020	0	0	849,349	1,200,048	(1,348,231)	(147,241)	553,925
Cumulative effect of adoption of ASU 2018-12	0	0	(1,000)	(89,160)	(12,880)	21,677	(81,363)
Net investment gains (losses) on investments arising during the period	0	2,951	(240,903)	0	0	50,016	(187,936)
Reclassification adjustment for (gains) losses included in net income	0	(8)	(24,986)	0	0	5,254	(19,740)
Reclassification due to allowance for credit losses recorded during the period	0	742	(742)	0	0	0	0
Impact of net unrealized investment (gains) losses(6)	0	0	0	(275,458)	327,917	(11,014)	41,445
Balance, December 31, 2021	0	3,685	581,718	835,430	(1,033,194)	(81,308)	306,331
Net investment gains (losses) on investments arising during the period	0	(149)	(2,737,481)	0	0	574,760	(2,162,870)
Reclassification adjustment for (gains) losses included in net income	0	831	(5,259)	0	0	930	(3,498)
Reclassification due to allowance for credit losses recorded during the period	0	4	(4)	0	0	0	0
Impact of net unrealized investment (gains) losses(6)	0	0	0	(2,033,852)	2,521,873	(102,459)	385,562
Balance, December 31, 2022	$0	$4,371	$(2,161,026)	$(1,198,422)	$1,488,679	$391,923	$(1,474,475)
(1)Allowance for credit losses on available-for-sale fixed maturity securities effective January 1, 2020.
(2)Includes cash flow hedges. See Note 4 for information on cash flow hedges.
(3)"Other costs" primarily includes reinsurance recoverables and deferred reinsurance losses.
(4)"Other liabilities" primarily includes reinsurance payables.
(5)Represents net unrealized gains (losses) for which an OTTI had been previously recognized.
(6)Amounts were adjusted for the implementation of ASU 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.